Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 29, 2023	Jan. 30, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	SCT Total for PEO ($) (1)			CAP to PEO ($) (2)					Value of Initial Fixed $100 Investment Based on:
Year	Chris Morris	Kevin Sheehan	Brian Jenkins	Chris Morris	Kevin Sheehan	Brian Jenkins	Average SCT Total for Non-PEO NEOs ($) (1)	Average CAP to Non-PEO NEOs ($) (2)	Company TSR ($)	Peer Group TSR ($) (3)	Net Income (Loss) ($ millions)	Adjusted EBITDA ($ millions) (4)
2022	$12,783,555	$3,137,215	$—	$12,853,604	$2,605,610	$—	$3,769,816	$4,649,456	$94.20	$110.98	$137.1	$480.4
2021	$—	$3,481,565	$7,419,865	$—	$3,164,293	$1,039,387	$1,371,338	$(383,173)	$79.96	$105.01	$108.6	$343.6
2020	$—	$—	$3,260,946	$—	$—	$15,980,691	$1,210,320	$5,165,880	$77.04	$142.20	$(207.0)	$(92.5)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	For each fiscal year, represents the amount reported for our CEO and average amount reported for our non-CEO NEOs from the Total column of the 2022 Summary Compensation Table ("SCT"). Our NEOs for each fiscal year presented above is as follows:

Fiscal Year	PEO	Non-PEO NEOs
2022	Kevin Sheehan and Chris Morris	Michael Quartieri, John Mulleady, Antonio Bautista, Tony Wehner
2021	Brian Jenkins and Kevin Sheehan	Michael Quartieri, Margo Manning, John Mulleady, Robert Edmund and Scott Bowman
2020	Brian Jenkins	Scott Bowman, John Mulleady, Robert Edmund and Margo Manning

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative total shareholder return ("TSR") of the S&P 600 Hotels Restaurants and Leisure index ("Peer Group"), of which our stock was a member during fiscal 2022, assuming an initial investment of $100 at the beginning of the first period presented (Fiscal 2020).
Adjustment To PEO Compensation, Footnote [Text Block]	In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” ("CAP") to each person who served as our PEO during fiscal years 2022, 2021, and 2020, which consisted solely of adjustments to the PEOs’ equity awards

	Fiscal 2022		Fiscal 2021		Fiscal 2020
	Chris Morris	Kevin Sheehan	Kevin Sheehan	Brian Jenkins	Brian Jenkins
Summary Compensation Table - Total Compensation	$12,783,555	$3,137,215	$3,481,565	$7,419,865	$3,260,946
Change in Value of Equity Awards Granted in the Year from Grand Date to Year End	70,049	(121,926)	(317,272)	(1,645,721)	12,719,745
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	—	—	—	—	—
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—	112,345	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	—	(409,679)	—	(4,847,102)	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	—	—
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—
Increase for service cost and, if applicable, prior service cost for pension plans	—	—	—	—	—
Total Adjustments (subtotal)	$70,049	$(531,605)	$(317,272)	$(6,380,478)	$12,719,745
Compensation Actual Paid	$12,853,604	$2,605,610	$3,164,293	$1,039,387	$15,980,691

Non-PEO NEO Average Total Compensation Amount	$ 3,769,816	$ 1,371,338	$ 1,210,320
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,649,456	(383,173)	5,165,880
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” on average to our non-PEO NEOs during fiscal years 2022, 2021, and 2020, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

	Fiscal 2022	Fiscal 2021	Fiscal 2020
Summary Compensation Table - Total Compensation	$3,769,816	$1,371,338	$1,210,320
Change in Value of Equity Awards Granted in the Year from Grand Date to Year End	698,811	(266,670)	3,955,560
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	87,470	(642,822)	—
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	93,359	(216,275)	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	(628,744)	—
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Increase for service cost and, if applicable, prior service cost for pension plans	—	—	—
Total Adjustments (subtotal)	$879,640	$(1,754,511)	$3,955,560
Compensation Actual Paid	$4,649,456	$(383,173)	$5,165,880

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph reflects the relationship between PEO and average Non-PEO NEO compensation actually paid versus the Company's cumulative TSR and the Company's Peer Group TSR, assuming an initial investment of $100, for fiscal years 2020, 2021 and 2022:

Compensation Actually Paid vs. Net Income [Text Block]
The following graph reflects the relationship between PEO and average Non-PEO NEO compensation actually paid versus the Company's net income (loss) and Adjusted EBITDA for fiscal years 2020, 2021 and 2022:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph reflects the relationship between PEO and average Non-PEO NEO compensation actually paid versus the Company's net income (loss) and Adjusted EBITDA for fiscal years 2020, 2021 and 2022:

Total Shareholder Return Amount	$ 94.20	79.96	77.04
Peer Group Total Shareholder Return Amount	110.98	105.01	142.20
Net Income (Loss)	$ 137,100,000	$ 108,600,000	$ (207,000,000.0)
Company Selected Measure Amount	480,400,000	343,600,000	(92,500,000)
PEO Name	Chris Morris	Kevin Sheehan	Brian Jenkins
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	TSR/Company Share Price
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP financial measure. See our Annual Report on Form 10-K for a reconciliation of Net Income to Adjusted EBITDA.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Enterprise ROIC
Morris [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 12,783,555	$ 0	$ 0
PEO Actually Paid Compensation Amount	12,853,604	0	0
Sheehan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	3,137,215	3,481,565	0
PEO Actually Paid Compensation Amount	2,605,610	3,164,293	0
Jenkins [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	7,419,865	3,260,946
PEO Actually Paid Compensation Amount	0	1,039,387	15,980,691
PEO [Member] | Morris [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	70,049
PEO [Member] | Morris [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Morris [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Morris [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Morris [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Morris [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Morris [Member] | Equity Awards, Prior Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Morris [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	70,049
PEO [Member] | Sheehan [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(121,926)	(317,272)
PEO [Member] | Sheehan [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Sheehan [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Sheehan [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(409,679)	0
PEO [Member] | Sheehan [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Sheehan [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Sheehan [Member] | Equity Awards, Prior Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Sheehan [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(531,605)	(317,272)
PEO [Member] | Jenkins [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,645,721)	12,719,745
PEO [Member] | Jenkins [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Jenkins [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		112,345	0
PEO [Member] | Jenkins [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,847,102)	0
PEO [Member] | Jenkins [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Jenkins [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Jenkins [Member] | Equity Awards, Prior Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Jenkins [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,380,478)	12,719,745
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	698,811	(266,670)	3,955,560
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	87,470	(642,822)	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	93,359	(216,275)	0
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(628,744)	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Prior Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 879,640	$ (1,754,511)	$ 3,955,560